Supplement dated May 5, 2022 to the
Prospectus for your Variable Annuity
Issued by

EVERLAKE LIFE INSURANCE COMPANY

This supplement amends certain disclosure contained in the prospectus for your Variable Annuity contract issued by Everlake Life Insurance Company.

Effective January 1, 2022, the Investment Adviser for the following Portfolios changed its name from Janus Capital Management LLC to Janus Henderson Investors US LLC.

Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Forty Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Service Shares
Janus Henderson Overseas Portfolio - Service Shares

All references in the prospectus to Janus Capital Management LLC are replaced with Janus Henderson Investors US LLC.

If you have any questions, please contact your financial professional or our Variable Annuities Service Center at (800) 457-7617. Our representatives are available to assist you Monday through Friday between 7:30 a.m. and 5:00 p.m. Central time.

Please keep this supplement together with your prospectus for future reference. No other action is required of you.
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